Employee Benefits - Changes in Fair Value of Plan Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	¥ 46,232
Balance at end of the year	122,452	¥ 46,232
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	251,628	265,031
Interest income on plan assets	2,225	1,959
Re-measurement of defined benefit plans Return on plan assets	468	4,813
Contributions by the employer	5,706	4,753
Settlement	0	(3,564)
Benefits paid	(12,923)	(11,507)
Effect of business combinations and disposals	55,133	(11,225)
Foreign currency translation differences	1,579	1,368
Balance at end of the year	¥ 303,816	¥ 251,628